Mortgage Servicing Assets - Key Assumptions Used to Value Mortgage Servicing Rights (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Transfers and Servicing [Abstract]
Weighted average remaining life	257 months	256 months
Weighted average discount rate	10.00%	10.00%
Weighted average coupon	3.95%	3.98%
Weighted average prepayment speed	171.00%	187.00%